IDS
                                                                        Mutual
                                                        1999 SEMIANNUAL REPORT

(icon of) magnifying glass


The goal of IDS Mutual is to provide
a balance of growth of capital and
current income.




Distributed   by  American  Express  Financial  Advisors  Inc.

AMERICAN EXPRESS Financial Advisors

A  Beneficial  Balance
A balanced portfolio isone of the building blocks of investment planning. And balance is what IDS Mutual is all about. This Fund starts with a focus on stocks, many of which are part of the who's who of corporate America. To help balance the fluctuations inherent in stocks, as well as provide greater income to investors, bonds are added to the portfolio. The result: a fund that strives to provide income above that of a pure stock fund, while still providing potential for capital appreciation.



CONTENTS
From the Chairman                          3
From the Portfolio Managers                3
Fund Facts                                 5
The 10 Largest Holdings                    6
Financial Statements (Fund)                7
Notes to Financial Statements (Fund)      10
Financial Statements (Portfolio)          16
Notes to Financial Statements (Portfolio) 19
Investments in Securities                 24

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
It is an honor for me to join the IDS Mutual Fund Group as chairman of the board and chief executive officer for each of the funds. I have served for the past eight years as governor of Minnesota and also for the past 20 years as a constitutional officer responsible for the pension investments made on behalf of government employees. My responsibility in the upcoming years is to serve your interests.

By law, half the members of a mutual fund board must be independent of their investment manager and distributor. I am one of those persons. I am not an employee of American Express Financial Corporation (AEFC), nor do I own stock in American Express Company. Both are fine companies, but the law clearly states that to fully represent your interests I must be independent.

Having said that, I have a great deal of respect for the capabilities of AEFC and for the services it provides to investors. Your financial advisor assists you in financial planning, conducts regular investment reviews and responds to your questions and needs. This is a very personal service that makes AEFC a partner in your financial future. I know that AEFC has an investment focus on the long-term performance of our economy and that it wants you to participate in that growth. Consistent with that, our board is here to serve you and represent your interests in a professional manner.


Arne H. Carlson


(picture of) Kurt Winters
Kurt Winter
Portfolio manager

From the Portfolio Managers
IDS Mutual enjoyed a very productive six months, thanks largely to a rebound in the U.S. stock market. For the first half of the fiscal year -- October 1998 through March 1999 -- the Fund's total return for Class A shares was 12.38%. (A portion of the return came in the form of a capital gain, which was paid to shareholders in December 1998 and reduced the Fund's net asset value by the same amount at that time.)

The period began with U.S. stocks trying to shake off the effects of a late-summer decline that drove the market down by nearly 20%. But, in another display of the remarkable resilience it has shown in recent years, the market was soon on its way to making up the lost ground. Supported by three reductions in short-term interest rates by the Federal Reserve, the tentative advance quickly turned into a roaring rally that culminated in an all-time high for the market in late March.


(picture of) Brad Stone
Brad Stone
Portfolio manager

CORPORATE BONDS PERFORM WELL
On the bond side, an increase in long-term interest rates hindered the performance of U.S. Treasury bonds. But corporate issues, buoyed by an economy that continued to grow at a healthy rate, and mortgage-backed bonds performed relatively well. We emphasized higher-quality bonds throughout the period.

As for the asset mix, we kept between 60% and 65% of the assets in stocks and 32% to 39% in bonds, with the bond component rising somewhat as the period progressed. The largest exposure (up to 29% of assets) was to financial services issues, including those of banks and insurance companies. Technology and utilities securities made up the next two largest weightings. Although a comparatively small area of investment, energy-related stocks enjoyed a strong comeback and made a solid contribution to performance.

Changes to the portfolio were relatively modest. We lowered the technology exposure somewhat and increased the financial services holdings during the period. We also reduced the duration of the bond side of the portfolio to make it less vulnerable to a potential rise in interest rates.

Looking to the rest of the fiscal year, it appears that the U.S. stock market may be "broadening out" -- that is, a wider range of stocks may be gaining support from investors. That would be good for the Fund, as its more conservative portfolio has been at a disadvantage in a market that has been led by a relatively small number of glamorous growth stocks. As for bonds, we plan to maintain an emphasis on corporate and mortgage-backed issues, which should do well assuming the economy stays strong.

Kurt Winters

Brad Stone

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1999                                                       $13.19
Sept. 30, 1998                                                       $13.29
Decrease                                                             $ 0.10

Distributions -- Oct. 1, 1998 - March 31, 1999
From income                                                          $ 0.30
From capital gains                                                   $ 1.40
Total distributions                                                  $ 1.70
Total return*                                                       +12.38%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1999                                                       $13.10
Sept. 30, 1998                                                       $13.21
Decrease                                                             $ 0.11

Distributions -- Oct. 1, 1998 - March 31, 1999
From income                                                          $ 0.25
From capital gains                                                   $ 1.40
Total distributions                                                  $ 1.65
Total return*                                                       +11.94%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31,1999                                                        $13.19
Sept. 30, 1998                                                       $13.29
Decrease                                                             $ 0.10

Distributions -- Oct. 1, 1998 - March 31, 1999
From income                                                          $ 0.30
From capital gains                                                   $ 1.40
Total distributions                                                  $ 1.70
Total return*                                                       +12.42%**
 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

The 10 Largest Holdings

                                     Percent                      Value
                                  (of net assets)        (as of March 31, 1999)
 Citigroup                              2.05%                $101,561,249
 BankAmerica                            1.99                   98,874,999
 American Intl Group                    1.89                   93,635,156
 Dayton Hudson                          1.60                   79,283,749
 Mobil                                  1.47                   73,039,999
 American Stores                        1.46                   72,600,000
 Bank One                               1.41                   69,929,374
 Houston Inds                           1.38                   68,323,500
 7.00% Cv Preferred
 Chevron                                1.34                   66,770,312
 Texaco                                 1.27                   62,992,500

Excludes U.S. Treasury and government agency holdings.
For further detail about these holdings, please refer to the section entitled "Investments in Securities" herein.



(picture of) pie chart

                           The 10 holdings listed here
                           make up 15.86% of net assets

Financial Statements

Statement of assets and liabilities
IDS Mutual

March 31, 1999 (Unaudited)

Assets
Investment in Balanced Portfolio (Note 1)                                          $4,963,827,790
                                                                                   --------------
Liabilities
Accrued distribution fees                                                                   8,978
Accrued service fee                                                                        21,536
Accrued transfer agency fee                                                                16,633
Accrued administrative services fee                                                         4,298
Other accrued expenses                                                                    246,815
                                                                                          -------
Total liabilities                                                                         298,260
                                                                                          -------
Net assets applicable to outstanding capital stock                                 $4,963,529,530
                                                                                   ==============
Represented by
Capital stock -- of $.01 par value (Note 1)                                        $    3,765,506
Additional paid-in capital                                                          4,478,644,620
Undistributed net investment income                                                     4,421,413
Accumulated net realized gain (loss) (Note 1)                                          95,196,627
Unrealized appreciation (depreciation) on investments and on translation
   of assets and liabilities in foreign currencies                                    381,501,364
                                                                                      -----------
Total -- representing net assets applicable to outstanding capital stock           $4,963,529,530
                                                                                   ==============
Net assets applicable to outstanding shares:            Class A                    $3,245,625,779
                                                        Class B                    $  432,174,321
                                                        Class Y                    $1,285,729,430
Net asset value per share of outstanding capital stock: Class A shares 246,088,948 $        13.19
                                                        Class B shares  32,987,511 $        13.10
                                                        Class Y shares  97,474,158 $        13.19

See accompanying notes to financial statements.


Statement of operations
IDS Mutual

Six months ended March 31, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                  $ 31,046,779
Interest                                                                     59,340,674
   Less foreign taxes withheld                                                  (32,615)
                                                                                -------
Total income                                                                 90,354,838
                                                                             ----------
Expenses (Note 2):
Expenses allocated from Balanced Portfolio                                   11,284,267
Distribution fee-- Class B                                                    1,504,599
Transfer agency fee                                                           2,670,506
Incremental transfer agency fee
   Class A                                                                      103,458
   Class B                                                                       41,526
Service fee
   Class A                                                                    2,748,456
   Class B                                                                      349,427
   Class Y                                                                      689,472
Administrative services fees and expenses                                       785,396
Compensation of board members                                                     8,184
Postage                                                                         448,893
Registration fees                                                               126,661
Reports to shareholders                                                          57,776
Audit fees                                                                        5,063
Other                                                                            11,063
                                                                                 ------
Total expenses                                                               20,834,747
   Earnings credits on cash balances (Note 2)                                   (81,382)
                                                                                -------
Total net expenses                                                           20,753,365
                                                                             ----------
Investment income (loss) -- net                                              69,601,473
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                     70,090,145
   Financial futures contracts                                                9,704,176
   Options contracts written                                                 19,163,558
                                                                             ----------
Net realized  gain (loss) on  investments                                    98,957,879
Net change in  unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       410,663,313
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       509,621,192
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $579,222,665
                                                                           ============

See accompanying notes to financial statements.


Statements of changes in net assets
IDS Mutual
                                                                       March 31, 1999       Sept. 30, 1998
                                                                      Six months ended        Year ended
                                                                         (Unaudited)

Operations and distributions
Investment income (loss)-- net                                        $   69,601,473       $  168,120,630
Net realized gain (loss) on investments                                   98,957,879          536,817,331
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies    410,663,313         (663,214,406)
                                                                         -----------         ------------
Net  increase  (decrease)  in net assets  resulting  from  operations    579,222,665           41,723,555
                                                                         -----------           ----------
Distributions to shareholders from:
   Net investment income
      Class A                                                            (44,278,483)        (108,346,778)
      Class B                                                             (4,187,680)          (8,816,146)
      Class Y                                                            (19,335,746)         (49,253,663)
   Net realized gain
      Class A                                                           (339,669,342)        (351,321,509)
      Class B                                                            (42,241,506)         (31,416,863)
      Class Y                                                           (149,459,194)        (151,670,487)
                                                                        ------------         ------------
Total distributions                                                     (599,171,951)        (700,825,446)
                                                                        ------------         ------------
 Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                               116,870,906          257,299,934
   Class B shares                                                         67,564,686          145,988,341
   Class Y shares                                                        140,895,537          458,580,183
Reinvestment of distributions at net asset value
   Class A shares                                                        341,468,403          406,345,457
   Class B shares                                                         45,557,631           39,425,789
   Class Y shares                                                        168,794,940          200,924,150
Payments for redemptions
   Class A shares                                                       (252,083,648)        (434,254,951)
   Class B shares (Note 2)                                               (38,048,725)         (44,948,636)
   Class Y shares                                                       (357,205,865)        (472,541,514)
                                                                        ------------         ------------
Increase (decrease) in net assets from capital share transactions        233,813,865          556,818,753
                                                                         -----------          -----------
Total increase (decrease) in net assets                                  213,864,579         (102,283,138)
Net assets at beginning of period                                      4,749,664,951        4,851,948,089
                                                                       -------------        -------------
Net assets at end of period                                           $4,963,529,530       $4,749,664,951
                                                                      ==============       ==============
Undistributed net investment income                                   $    4,421,413       $    2,621,849
                                                                      --------------       --------------


See accompanying notes to financial statements.

Notes to Financial Statements

IDS Mutual
(Unaudited as to March 31, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of IDS Investment Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Investment Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers  Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Balanced Portfolio
The Fund invests all of its assets in Balanced Portfolio (the Portfolio), a series of Growth and Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. The Portfolio divides its investments between common stocks and senior securities (bonds and preferred stocks).

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of March 31, 1999 was 99.98%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared and paid each calendar quarter, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund entered into an agreement with American Express  Financial  Corporation
(AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19
o  Class B $20
o  Class Y $15

Under terms of a prior agreement that ended Jan. 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15 for Class A and $16 for Class B. Effective April 1, 1999, the annual rate per shareholder account will change to $17 for Class Y.

The Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing Fund shares were $2,412,695 for Class A and $175,741 for Class B for the six months ended March 31, 1999.

During the six months ended March 31, 1999, the Fund's transfer agency fees were reduced by $81,382 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                             Six months ended March 31, 1999
                                         Class A         Class B       Class Y
Sold                                    8,711,824      5,060,629     10,483,221
Issued for reinvested distributions    26,478,085      3,556,443     13,086,954
Redeemed                              (18,709,867)    (2,844,425)   (26,810,262)
                                      -----------     ----------    -----------
Net increase (decrease)                16,480,042      5,772,647     (3,240,087)

                                                Year ended Sept. 30, 1998
                                         Class A         Class B       Class Y
Sold                                   17,836,543     10,193,781     31,856,564
Issued for reinvested distributions    29,658,735      2,893,659     14,655,420
Redeemed                              (30,130,218)    (3,155,238)   (33,071,646)
                                      -----------     ----------    -----------
Net increase (decrease)                17,365,060      9,932,202     13,440,338


4. BANK BORROWINGS
The Fund entered into a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other IDS Funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended March 31, 1999.

FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended Sept. 30,

Per share income and capital changesa

                                                                         Class A

                                                      1999b     1998      1997      1996      1995

Net asset value, beginning of period                $13.29    $15.32    $13.51    $12.69    $11.89

Income from investment operations:
Net investment income (loss)                           .19       .48       .57       .54       .58

Net gains (losses) (both realized and unrealized)     1.41      (.36)     2.61       .93      1.27

Total from investment operations                      1.60       .12      3.18      1.47      1.85

Less distributions:
Dividends from net investment income                  (.19)     (.48)     (.53)     (.52)     (.54)

Distributions from realized gains                    (1.51)    (1.67)     (.84)     (.13)     (.51)

Total distributions                                  (1.70)    (2.15)    (1.37)     (.65)    (1.05)

Net asset value, end of period                      $13.19    $13.29    $15.32    $13.51    $12.69

Ratios/supplemental data

                                                                         Class A

                                                      1999b     1998      1997      1996      1995

Net assets, end of period (in millions)             $3,246    $3,051    $3,251    $2,770    $2,596

Ratio of expenses to average daily net assetsc        .80%d     .80%      .83%      .87%      .83%

Ratio of net investment income (loss)
to average daily net assets                          2.83%d    3.35%     4.00%     4.01%     4.58%

Portfolio turnover rate
(excluding short-term securities)                      62%       98%       49%       45%       38%

Total returne                                       12.38%      .70%    24.88%    11.84%    16.81%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Six months ended March 31, 1999 (Unaudited).
c Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.


Fiscal period ended Sept. 30,

Per share income and capital changesa

                                                   Class B                                   Class Y

                                    1999c   1998    1997    1996    1995b      1999c   1998    1997    1996    1995b

Net asset value,
beginning of period               $13.21  $15.25  $13.47  $12.66  $11.67     $13.29  $15.32  $13.51  $12.69  $11.67

Income from investment operations:

Net investment
income (loss)                        .14     .38     .46     .45     .25        .20     .49     .59     .56     .32

Net gains (losses) (both
realized and unrealized)            1.40    (.37)   2.59     .93    1.11       1.40    (.36)   2.61     .93    1.11

Total from investment
operations                          1.54     .01    3.05    1.38    1.36       1.60     .13    3.20    1.49    1.43

Less distributions:

Dividends from net
investment income                   (.14)   (.38)   (.43)   (.44)   (.37)      (.19)   (.49)   (.55)   (.54)   (.41)

Distributions from
realized gains                     (1.51)  (1.67)   (.84)   (.13)     --      (1.51)  (1.67)   (.84)   (.13)     --

Total distributions                (1.65)  (2.05)  (1.27)   (.57)   (.37)     (1.70)  (2.16)  (1.39)   (.67)   (.41)

Net asset value,
end of period                     $13.10  $13.21  $15.25  $13.47  $12.66     $13.19  $13.29  $15.32  $13.51  $12.69


Ratios/supplemental data
                                                   Class B                                   Class Y

                                    1999c   1998    1997    1996    1995b      1999c   1998    1997    1996    1995b

Net assets, end of
period (in millions)                $432    $360    $264    $133     $33     $1,286  $1,339  $1,337  $1,114    $876

Ratio of expenses to
average daily net assetsd          1.56%e  1.56%   1.59%   1.64%   1.65%e      .72%e   .73%    .70%    .70%    .70%e

Ratio of net investment
income (loss) to average
daily net assets                   2.06%e  2.58%   3.28%   3.32%   3.94%e     2.91%e  3.42%   4.13%   4.18%   4.58%e

Portfolio turnover rate
(excluding short-term
securities)                          62%     98%     49%     45%     38%        62%     98%     49%     45%     38%

Total returnf                     11.94%   (.07%) 23.93%  10.99%  11.70%     12.42%    .77%  25.04%  12.02%  12.20%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was March 20, 1995.
c Six months ended March 31, 1999 (Unaudited).
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.

Financial Statements

Statement of assets and liabilities
Balanced Portfolio

March 31, 1999 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $5,070,520,471)                              $5,446,852,182
Dividends and accrued interest receivable                            26,154,406
Receivable for investment securities sold                           485,688,612
U.S. government securities held as collateral (Note 6)               10,774,493
                                                                     ----------
Total assets                                                      5,969,469,693
                                                                  -------------
Liabilities
Disbursements in excess of cash on demand deposit                    53,061,090
Payable for investment securities purchased                         912,551,736
Payable upon return of securities loaned (Note 6)                    32,279,493
Options contracts written, at value
   (premium received $7,429,836) (Note 4)                             6,418,735
Other accrued expenses                                                   87,750
                                                                         ------
Total liabilities                                                 1,004,398,804
                                                                  -------------
Net assets                                                       $4,965,070,889
                                                                 ==============

See accompanying notes to financial statements.


Statement of operations
Balanced Portfolio

Six months ended March 31, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                  $ 31,054,309
Interest                                                                     59,285,038
   Less foreign taxes withheld                                                  (32,623)
                                                                                -------
Total income                                                                 90,306,724
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                           11,032,878
Compensation of board members                                                    11,902
Custodian fees                                                                  191,239
Audit fees                                                                       15,188
Other                                                                            41,722
                                                                                 ------
Total expenses                                                               11,292,929
   Earnings credits on cash balances (Note 2)                                    (5,922)
                                                                                 ------
Total net expenses                                                           11,287,007
                                                                             ----------
Investment income (loss) -- net                                              79,019,717
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                            70,106,445
   Financial futures contracts (Note 5)                                       9,706,537
                                                                              ---------
   Options contracts written (Note 4)                                        19,168,145
                                                                             ----------
Net realized gain (loss) on investments                                      98,981,127
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       410,763,116
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       509,744,243
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $588,763,960
                                                                           ============

See accompanying notes to financial statements.


Statements of changes in net assets
Balanced Portfolio
                                                                      March 31, 1999    Sept. 30, 1998
                                                                     Six months ended     Year ended
                                                                       (Unaudited)

Operations
Investment income (loss) -- net                                      $   79,019,717    $  185,535,190
Net realized gain (loss) on investments                                  98,981,127       536,885,565
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies   410,763,116      (663,319,521)
                                                                        -----------      ------------
Net increase (decrease) in net assets resulting from operations         588,763,960        59,101,234
Net contributions (withdrawals) from partners                          (374,923,625)     (161,190,578)
                                                                       ------------      ------------
Total increase (decrease) in net assets                                 213,840,335      (102,089,344)
Net assets at beginning of period                                     4,751,230,554     4,853,319,898
                                                                      -------------     -------------
Net assets at end of period                                          $4,965,070,889    $4,751,230,554
                                                                     ==============    ==============

See accompanying notes to financial statements.

Notes to Financial  Statements

Balanced Portfolio
(Unaudited as to March 31, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Balanced Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Balanced Portfolio seeks to provide a balance of growth of capital and current income by investing in common stocks and senior securities (preferred stocks and debt securities) issued by U.S. and foreign companies. The Portfolio also may invest in derivative instruments and money market instruments. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid high-grade short-term debt securities at least equal to the amount of its commitment. As of March 31, 1999, the Portfolio had entered into outstanding when-issued or forward-commitments of $631,357,248.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.43% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS Mutual to the Lipper Balanced Fund Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets on an annual basis. The adjustment decreased the fee by $1,068,395 for the six months ended March 31, 1999.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended March 31, 1999, the Portfolio's custodian fees were reduced by $5,922 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $3,256,606,437 and $3,049,918,502, respectively, for the six months ended March 31, 1999. For the same period, the portfolio turnover rate was 62%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $51,096 for the six months ended March 31, 1999.

4. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                        Six months ended March 31, 1999
                                       Puts                        Calls
                              Contracts    Premium        Contracts     Premium
Balance Sept. 30, 1998         2,400  $  4,153,631         2,750   $  4,469,066
Opened                        10,455    14,769,177        13,251     19,605,833
Exercised                     (4,200)   (5,948,536)       (3,836)    (5,001,552)
Closed                        (6,275)  (10,047,691)       (9,305)   (14,570,092)
Balance March 31, 1999         2,380     2,926,581         2,860      4,503,255

See "Summary of significant accounting policies."


5. FINANCIAL FUTURES CONTRACTS
As of March 31, 1999, investments in securities included securities valued at $31,724,401 that were pledged as collateral to cover initial margin deposits on 568 open purchased contracts and 5,578 open sale contracts. The market value of the open purchase contracts as of March 31, 1999 was $100,193,600 with net unrealized loss of $1,001,360. The market value of the open sale contracts as of March 31, 1999 was $665,197,625 with a net unrealized gain of $5,250,533. See "Summary of significant accounting policies."


6. LENDING OF PORTFOLIO SECURITIES
As of March 31, 1999, securities valued at $31,200,360 were on loan to brokers. For collateral, the Portfolio received $21,505,000 in cash and U.S. government securities valued at $10,774,493. Income from securities lending amounted to $63,961 for the six months ended March 31, 1999. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

Investments in Securities

Balanced Portfolio
March 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (62.6%)
Issuer                                                       Shares           Value(a)

Aerospace & defense (1.5%)
AlliedSignal                                                 800,000        $39,350,000
Rockwell Intl                                                770,000(e,f)    32,676,875
Total                                                                        72,026,875

Automotive & related (3.3%)
Delphi Automotive Systems                                  1,925,000(b)      34,168,750
Ford Motor                                                   989,500         56,154,125
General Motors                                               545,000         47,346,875
TRW                                                          577,000         26,253,500
Total                                                                       163,923,250

Banks and savings & loans (8.0%)
Bank of New York                                           1,185,000         42,585,938
Bank One                                                   1,270,000         69,929,374
BankAmerica                                                1,400,000         98,874,999
Chase Manhattan                                              590,000         47,974,375
Fleet Financial Group                                        765,000         28,783,125
Mellon Bank                                                  370,000         26,038,750
Washington Mutual                                            930,000         38,013,750
Wells Fargo                                                1,355,000         47,509,688
Total                                                                       399,709,999

Building materials & construction (0.6%)
American Standard                                            800,000(b)      27,500,000

Chemicals (2.1%)
Air Products & Chemicals                                     965,000         33,051,250
Dow Chemical                                                 170,000         15,841,875
Du Pont (EI) de Nemours                                      940,000         54,578,750
Total                                                                       103,471,875

Communications equipment & services (0.9%)
Northern Telecom                                             710,400(c)      44,133,600

Computers & office equipment (4.7%)
3Com                                                       1,177,200(b,e,f)  27,443,475
BMC Software                                                 505,000(b)      18,716,563
Compaq Computer                                            1,030,000         32,638,125
Electronic Data Systems                                      510,000         24,830,625
First Data                                                   615,500         26,312,625
Hewlett-Packard                                              250,000         16,953,125
Intl Business Machines                                       350,000         62,037,499
Wang Laboratories                                          1,166,500(b)      22,892,563
Total                                                                       231,824,600

Electronics (1.1%)
Applied Materials                                            495,000(b)      30,535,313
Texas Instruments                                            260,000         25,805,000
Total                                                                        56,340,313

Energy (6.4%)
Chevron                                                      755,000         66,770,312
Mobil                                                        830,000         73,039,999
Royal Dutch Petroleum                                        745,000(c)      38,740,000
Texaco                                                     1,110,000(e,f)    62,992,500
Tosco                                                      1,755,000         43,545,938
Unocal                                                     1,040,000         38,285,000
Total                                                                       323,373,749

Financial services (4.8%)
Associates First Capital Cl A                                840,000         37,800,000
Citigroup                                                  1,590,000        101,561,249
Fannie Mae                                                   325,000         22,506,250
Franchise Finance Corp of America                            117,500          2,474,844
MBNA                                                       1,300,000         31,037,500
Morgan Stanley, Dean Witter, Discover & Co                   410,000         40,974,375
Total                                                                       236,354,218

Food (1.4%)
Bestfoods                                                    470,000         22,090,000
General Mills                                                310,000         23,424,375
Sara Lee                                                     900,000(e,f)    22,275,000
Total                                                                        67,789,375

Health care (2.7%)
American Home Products                                       350,000         22,837,500
Amgen                                                        455,000(b)      34,068,124
Baxter Intl                                                  350,000         23,100,000
Boston Scientific                                            815,000(b)      33,058,438
Warner-Lambert                                               345,000         22,834,688
Total                                                                       135,898,750

Health care services (0.5%)
McKesson HBOC                                                355,000         23,430,000

Household products (0.9%)
Procter & Gamble                                             450,000         44,071,875

Industrial equipment & services (2.3%)
Browning-Ferris Inds                                       1,015,000         39,140,938
Illinois Tool Works                                          655,000         40,528,125
Parker-Hannifin                                            1,005,000         34,421,250
Total                                                                       114,090,313

Insurance (4.3%)
American General                                             530,900         37,428,450
American Intl Group                                          776,250         93,635,156
Lincoln Natl                                                 500,000         49,437,500
Marsh & McLennan                                             465,000         34,497,188
Total                                                                       214,998,294

Leisure time & entertainment (0.9%)
Disney (Walt)                                              1,090,000         33,926,250
Mattel                                                       343,200          8,537,100
Total                                                                        42,463,350

Multi-industry conglomerates (0.7%)
Emerson Electric                                             335,000         17,734,063
Xerox                                                        325,000         17,346,875
Total                                                                        35,080,938

Paper & packaging (1.2%)
Intl Paper                                                   770,000         32,484,375
Tenneco                                                    1,022,000         28,552,125
Total                                                                        61,036,500

Retail (4.9%)
American Stores                                            2,200,000         72,600,000
Costco Companies                                             600,000(b)      54,937,500
Dayton Hudson                                              1,190,000         79,283,749
TJX Companies                                              1,225,000         41,650,000
Total                                                                       248,471,249

Transportation (1.6%)
Burlington Northern Santa Fe                               1,260,000         41,422,500
Union Pacific                                                747,000         39,917,813
Total                                                                        81,340,313

Utilities -- electric (3.9%)
Carolina Power & Light                                       585,000         22,120,313
CMS Energy                                                   775,000         31,048,438
Duke Energy                                                  601,800         32,873,325
Edison Intl                                                  885,000         19,691,250
New Century Energies                                         755,000         25,717,188
Northern States Power                                        330,000          7,651,875
PECO Energy                                                  720,000         33,299,999
Texas Utilities                                              480,000         20,010,000
Total                                                                       192,412,388

Utilities -- gas (0.7%)
Coastal                                                    1,035,000         34,155,000

Utilities -- telephone (3.1%)
Ameritech                                                    835,000         48,325,625
AT&T                                                         250,000         19,953,125
BellSouth                                                    680,000         27,242,500
SBC Communications                                           590,000         27,803,750
U S WEST Communications Group                                545,000         30,009,063
Total                                                                       153,334,063

Total common stocks
(Cost: $2,778,603,102)                                                   $3,107,230,887

Preferred stock (1.4%)
Issuer                                                       Shares           Value(a)
Houston Inds
   7.00% Cv ACES                                             567,000(j)     $68,323,500

Total preferred stock
(Cost: $44,211,203)                                                         $68,323,500

See accompanying notes to investments in securities.

Bonds (39.7%)
Issuer                                       Coupon       Principal           Value(a)
                                              rate          amount

Mortgage-backed securities (14.8%)
Collateralized Mtge Obligation Trust
      12-20-14                                 9.95%      $2,414,526         $2,559,036
Federal Home Loan Mtge Corp
      10-01-03                                 7.00        3,017,218          3,085,799
      07-01-07                                 6.50          290,596            290,808
      07-01-08                                 6.75        1,382,898          1,392,329
      06-01-09                                 5.50        3,687,449          3,619,342
      01-01-11                                 6.50       12,978,702         13,130,942
      03-01-13                                 5.50       13,794,509         13,449,445
      08-01-24                                 8.00        3,812,864          3,970,717
      03-01-26                                 7.00        7,521,224          7,632,463
      09-01-28                                 6.00       27,501,807         26,752,933
   Collateralized Mtge Obligation
      01-15-03                                 7.50        6,176,839          6,338,116
      04-15-22                                 8.50        7,000,000          7,347,130
   Trust Series Z
      10-15-23                                 6.50        2,696,047(m)       2,480,283
Federal Natl Mtge Assn
      10-01-02                                 7.50          427,808            440,009
      01-01-09                                 5.50        5,550,675          5,434,277
      03-01-10                                 5.50       30,000,000(k)      29,203,125
      03-01-10                                 6.00       30,000,000(k)      29,765,625
      03-01-10                                 6.50      100,000,000(k)     100,875,000
      07-01-13                                 6.50       15,368,922         15,511,865
      08-01-13                                 6.00       28,345,695         28,132,436
      02-01-14                                 7.50        1,204,900          1,231,962
      05-01-23                                 6.50        4,456,996          4,442,154
      09-01-23                                 6.50        6,926,931          6,903,865
      01-01-24                                 6.50       12,763,606         12,721,103
      06-01-24                                 9.00        3,976,858          4,254,562
      03-01-25                                 6.50       90,000,000(k)      89,550,000
      03-01-25                                 7.00       30,000,000(k)      30,403,125
      08-01-25                                 7.50       11,702,408         12,033,001
      06-01-26                                 8.50           41,469             43,574
      03-01-28                                 6.00       82,400,743         80,103,381
      04-01-28                                 6.00       26,800,437         26,051,772
      04-01-28                                 6.00        2,248,425(d,e,f)   2,185,738
      06-01-28                                 6.00       11,683,940         11,356,790
      06-01-28                                 6.00        9,326,412(d,e,f)   9,065,272
      06-01-28                                 7.00       24,041,293         24,384,633
      07-01-28                                 6.00       13,671,727         13,288,919
      08-01-28                                 7.00       36,618,384         37,141,341
      09-01-28                                 6.50       48,514,121         48,297,985
      12-01-28                                 6.50       11,858,619         11,807,982
   Collateralized Mtge Obligation
   Trust Series Z
      12-25-06                                 8.00       11,217,885(m)      11,689,261
      10-25-16                                 7.00          629,069(m)         626,993
Total                                                                       738,995,093

U.S. government obligations (9.9%)
Resolution Funding Corp
      10-15-19                                 8.13       50,000,000         61,561,820
   Zero Coupon
      01-15-19                                 6.50       53,000,000(n)      15,589,367
      10-15-19                                 6.32       50,000,000(n)      13,985,685
      10-15-20                                 5.69       99,400,000(n)      26,131,346
U.S. Treasury
      02-15-16                                 9.25       90,000,000        122,499,899
      05-15-17                                 8.75       50,000,000         65,793,140
      08-15-19                                 8.13       65,000,000(d,e,f)  81,918,778
      11-15-21                                 8.00       16,000,000         20,117,802
      02-15-23                                 7.13       12,700,000         14,659,483
      08-15-23                                 6.25       25,000,000(d,e,f)  26,110,000
      11-15-27                                 6.13       10,000,000(g)      10,393,248
      02-15-29                                 5.25       22,300,000(g)      21,090,894
   TIPS
      01-15-09                                 3.88        6,500,000(h)       6,479,688
   Zero Coupon
      11-15-04                                 4.89        7,500,000(d,e,f,n) 5,558,693
Total                                                                       491,889,843

Aerospace & defense (0.2%)
United Technologies
      11-15-19                                 8.88        9,500,000         11,901,900

Automotive & related (0.2%)
Ford Motor Credit
      08-15-08                                 6.75       10,000,000         10,313,810

Banks and savings & loans (2.3%)
BankAmerica
   Sr Nts
      02-15-09                                 5.88       10,000,000          9,697,599
Dao Heng Bank
   (U.S. Dollar) Sub Nts
      01-24-07                                 7.75       10,000,000(c,i)     8,560,000
Fleet Financial Group
   Sub Nts
      05-15-08                                 6.38       10,000,000         10,002,564
Mellon Financial
   Sub Nts
      02-15-10                                 6.38       16,000,000         16,229,941
Morgan (JP)
   Sr Sub Medium-term Nts Series A
      02-15-12                                 4.00       15,000,000         13,270,950
NationsBank
   Sub Nts
      05-15-10                                 6.60       11,825,000         11,972,441
Swiss Bank
   Sub Deb
      07-15-25                                 7.50        4,700,000          5,021,295
      09-01-26                                 7.75       11,000,000         11,970,037
Union Planters Capital
   Company Guaranty
      12-15-26                                 8.20       10,000,000          9,987,179
US Capital
      02-01-27                                 8.41       10,000,000(i)      10,388,541
Washington Mutual Capital
   Company Guaranty
      06-01-27                                 8.38        5,800,000          6,339,669
Total                                                                       113,440,216

Building materials & construction (0.2%)
Tyco Intl Group
   (U.S. Dollar) Company Guaranty
      06-15-28                                 7.00        9,100,000(c)       9,109,971
Chemicals (0.2%)
IMC Global
      10-15-01                                 6.63       10,000,000          9,999,520
Commercial finance -- personal loans (0.1%)
Yale University
      04-15-96                                 7.38        4,000,000          4,356,782
Communications equipment & services (0.2%)
U S West Capital Funding
   Company Guaranty
      07-15-28                                 6.88        9,000,000          9,049,711

Electronics (0.3%)
Harris
      12-01-18                                10.38        4,000,000          4,217,524
Hyundai Semiconductor
   (U.S. Dollar) Sr Nts
      05-15-04                                 8.25       10,000,000(c,i)     8,599,444
Total                                                                        12,816,968

Energy (1.0%)
Occidental Petroleum
   Medium-term Nts Series B
      04-10-00                                 6.25        6,500,000          6,479,272
Petronas
   (U.S. Dollar)
      08-15-15                                 7.75       10,000,000(c,i)     8,876,195
R & B Falcon
   Sr Nts Series B
      04-15-05                                 6.75       10,000,000          8,000,000
Union Pacific Resources
      05-15-28                                 7.15       10,000,000          8,723,599
USX
      03-01-08                                 6.85       10,000,000          9,803,968
Woodside Petroleum
   (U.S. Dollar)
      04-15-08                                 6.60       10,000,000(c,i)     9,208,171
Total                                                                        51,091,205

Energy equipment & services (0.4%)
Global Marine
      09-01-07                                 7.13       10,000,000          9,939,937
Pioneer Natural Resource
      01-15-08                                 6.50       10,350,000          8,479,068
Total                                                                        18,419,005

Financial services (1.5%)
AT&T Capital
   Company Guaranty Medium-term Nts Series F
      05-15-05                                 6.60        9,000,000          9,002,556
Bat-CRAVE-800
      08-12-00                                 6.68        7,000,000(i)       7,072,767
Citibank Credit Card Master Trust
   Series A
      10-07-04                                 5.95        8,550,000          8,609,850
Equitable Life Assurance Society US Cl B1
   Collateralized Mtge Obligation
      05-15-09                                 7.33        5,500,000(i)       5,770,160
Golden State Holdings
   Sr Nts
      08-01-03                                 7.00       10,000,000          9,806,127
Household Finance
   Medium-term Nts Series E
      06-17-08                                 6.40        8,020,000          8,024,548
Liberty Mutual Insurance
      10-15-97                                 7.70       10,000,000          9,792,370
Railcar Leasing
   (U.S. Dollar)
      01-15-13                                 7.13       15,000,000(c,i)    15,890,571
Total                                                                        73,968,949

Health care services (0.4%)
Kaiser Permanente
      07-15-05                                 9.55        6,000,000          6,983,359
Service Corp Intl
      03-15-08                                 6.50        2,000,000          1,921,440
      04-15-09                                 7.70       10,000,000         10,410,316
Total                                                                        19,315,115

Insurance (1.8%)
American General Institute Capital
   Company Guaranty Series A
      12-01-45                                 7.57       15,000,000(i)      15,615,348
American United Life Insurance
      03-30-26                                 7.75       10,375,000(i)      10,564,167
Nationwide CSN Trust
      02-15-25                                 9.88       15,500,000(i)      18,153,703
New York Life Insurance
      12-15-23                                 7.50       11,500,000(i)      11,245,611
Principal Mutual
      03-01-44                                 8.00        7,150,000(i)       7,560,044
SAFECO Capital
   Company Guaranty
      07-15-37                                 8.07       10,000,000         10,012,193
SunAmerica
      04-28-23                                 8.13        5,150,000          5,945,554
Zurich Capital
   (U.S. Dollar) Company Guaranty
      06-01-37                                 8.38        7,500,000(c,i)     8,013,028
Total                                                                        87,109,648

Media (0.5%)
Belo (AH)
   Sr Nts
      06-01-07                                 7.13       15,000,000         15,215,181
Time Warner Entertainment
   Sr Nts
      07-15-33                                 8.38       10,000,000         11,836,406
Total                                                                        27,051,587

Miscellaneous (0.4%)
DTE Burns Harbor LLC
   Sr Nts
      01-30-03                                 6.57        7,119,480(i)       7,026,856
Florida Windstorm
   (MBIA Insured)
      02-25-19                                 7.13       15,000,000(i,l)    15,085,755
Total                                                                        22,112,611

Paper & packaging (0.2%)
Intl Paper
      11-15-12                                 5.13       13,400,000         11,437,565

Real estate investment trust (0.1%)
Property Trust of America
      02-15-14                                 7.50        5,000,000          5,021,544

Restaurants & lodging (0.2%)
MGM Grand
      02-01-05                                 6.95       10,000,000          9,450,985

Retail (0.3%)
Wal-Mart CRAVE Trust
      07-17-06                                 7.00       12,237,423(i)      12,433,589

Transportation (1.2%)
Atlas Air Series C
      01-02-10                                 8.01       14,165,941         14,192,857
Burlington Northern Santa Fe
      12-15-25                                 7.00       10,200,000         10,384,931
Canadian Natl Railroad
   (U.S. Dollar)
      05-15-23                                 7.63        6,000,000(c)       6,499,477
CSX
      05-01-27                                 7.25       10,000,000         10,596,233
Mass Transit Railway
   (U.S. Dollar)
      02-04-09                                 7.50       16,375,000(c)      16,749,078
Total                                                                        58,422,576

Utilities -- electric (1.9%)
Arizona Public Service
   1st Mtge Sale Lease-backed Obligation
      12-30-15                                 8.00        5,400,000          5,946,727
Cleveland Electric Illuminating
      07-01-00                                 7.19        5,000,000          5,073,382
      07-01-04                                 7.67       10,000,000         10,508,950
Entergy Louisiana
   1st Mtge
      03-01-08                                 6.50        5,535,000          5,582,883
Israel Electric
   (U.S. Dollar) Sr Nts
      12-15-06                                 7.25       10,000,000(c)       9,942,500
Pacific Gas & Electric
   1st Mtge Series 1992D
      11-01-22                                 8.25        4,600,000          4,893,632
Public Service Electric & Gas
   1st Mtge
      05-01-23                                 6.38       13,325,000         13,326,918
   1st & Ref Mtge (AMBAC Insured)
      01-01-16                                 6.75       13,000,000(l)      13,180,837
TU Electric Capital
   Company Guaranty
      01-30-37                                 8.18       10,000,000         10,502,960
Wisconsin Electric Power
      01-15-23                                 7.75        5,500,000          5,706,657
      12-01-95                                 6.88        8,000,000          8,016,481
Total                                                                        92,681,927

Utilities -- gas (0.2%)
Ras Laffan
   (U.S. Dollar)
      03-15-14                                 8.29       10,000,000(c,i)     9,401,806

Utilities -- telephone (1.2%)
Airtouch Communications
      05-01-08                                 6.65        6,950,000          7,164,072
Bell Telephone of Pennsylvania
      03-15-33                                 7.38        5,000,000          5,071,825
GTE
      11-01-21                                 8.75        5,000,000          6,143,190
Qwest Communications Intl
   Sr Nts
      11-01-08                                 7.25       21,000,000(i)      21,472,499
SBC Communications
      10-15-34                                 6.63        6,100,000          5,870,766
      07-15-43                                 7.38        7,500,000          7,870,850
U S WEST Communications
      09-15-05                                 6.63        7,000,000(d,e,f)   7,204,250
Total                                                                        60,797,452

Total bonds
(Cost: $1,946,834,037)                                                   $1,970,589,378

Options purchased (--%)
Issuer                                                 Shares       Exercise   Expiration      Value(a)
                                                        price         date

Puts
U.S. Treasury Bond Futures, June 1999                  320,000        $106       May 1999       $49,984
U.S. Treasury Note Futures, June 1999, 10-year notes   100,000         111       May 1999       109,370

Total options purchased
(Cost: $323,066)                                                                              $159,354

See accompanying notes to investments in securities.


Short-term securities (6.1%)(d)
Issuer                                     Annualized       Amount           Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agency (1.5%)
Federal Home Loan Mtge Corp Disc Nts
      04-06-99                                 4.82%     $26,600,000        $26,582,266
      04-19-99                                 4.80       25,000,000         24,940,250
      05-14-99                                 4.80       25,000,000         24,857,563
Total                                                                        76,380,079

Commercial paper (4.6%)
BBV Finance (Delaware)
      04-19-99                                 4.87       19,500,000         19,452,711
BMW US Capital
      05-13-99                                 4.87        3,000,000          2,983,060
Ciesco LP
      04-13-99                                 4.89       17,800,000         17,771,105
Commerzbank U.S. Finance
      04-07-99                                 4.90       15,000,000         14,987,800
Delaware Funding
      04-23-99                                 4.89       11,500,000(o)      11,465,845
Fleet Funding
      04-21-99                                 4.88       13,700,000(o)      13,663,010
      04-29-99                                 4.87        4,000,000(o)       3,984,911
Ford Motor Credit
      04-08-99                                 4.90       10,000,000          9,990,511
      04-16-99                                 4.90       10,000,000          9,979,667
Glaxo Wellcome
      04-12-99                                 4.88        9,700,000(o)       9,685,596
GMAC
      04-22-99                                 4.90       10,000,000          9,971,592
Goldman Sachs Group
      04-01-99                                 4.87       11,000,000         11,000,000
GTE Funding
      04-06-99                                 4.89       19,342,000         19,328,917
Heinz (HJ)
      05-03-99                                 4.86        8,300,000          8,264,365
Household Finance
      04-01-99                                 4.87       11,500,000         11,500,000
Merrill Lynch
      04-08-99                                 4.90        7,200,000          7,193,140
Morgan Stanley, Dean Witter, Discover & Co
      04-05-99                                 4.89       10,000,000          9,994,589
Novartis Finance
      04-08-99                                 4.86        4,100,000(o)       4,096,133
Paccar Financial
      04-20-99                                 4.85       12,400,000         12,368,390
Societe Generale North America
      04-07-99                                 4.90       12,600,000         12,589,752
Variable Funding Capital
      04-05-99                                 4.87        3,900,000(o)       3,897,890
Total                                                                       224,168,984

Total short-term securities
(Cost: $300,549,063)                                                       $300,549,063

Total investments in securities
(Cost: $5,070,520,471)(p)                                                $5,446,852,182

See accompanying notes to investments in securities.


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of March 31, 1999, the value of foreign securities represented 3.90% of net assets.

(d) At March 31, 1999, securities valued at $31,724,401 were held to cover open call options written as follows:

Issuer                                         Shares    Exercise Expiration   Value(a)
                                                          price      date

U.S. Treasury Bond Futures, June 1999          84,000      $120    May 1999  $1,548,750

U.S. Treasury Bond Futures, June 1999         144,000       122    May 1999   1,372,493

U.S. Treasury Bond Futures, June 1999          34,000       124    May 1999     143,435

U.S. Treasury Note Futures, June 1999,

     10-year notes                             24,000       116    May 1999     101,249

Total                                                                        $3,165,927

At March 31, 1999, cash or short-term securities were designated to cover open put options written as follows:

Issuer                                         Shares  Exercise  Expiration     Value(a)

                                                         price      date
U.S. Treasury Bond Futures, June 1999          54,000    $118     May 1999    $337,500
U.S. Treasury Bond Futures, June 1999          94,000     120     May 1999   1,204,375
U.S. Treasury Bond Futures, June 1999          40,000     124     May 1999   1,531,248
U.S. Treasury Note Futures, June 1999,
     10-year notes                             50,000       113    May 1999     179,685

Total                                                                        $3,252,808

(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                            Notional amount
Purchase contracts
U.S. Treasury Note, June 1999, 10-year notes                       $400,000

Sale contracts
U.S. Treasury Bond, June 1999                                     4,778,000
U.S. Treasury Note, June 1999, 5-year notes                         800,000

(f) Partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 5 to the financial statements):

Type of security                                                 Contracts
S&P 500 Index, June 1999                                               168

(g) Security is partially or fully on loan. See Note 6 to the financial statements.

(h) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration  under the  Securities  Act of 1933, as amended.  This security has been determined to be liquid under guidelines established by the board.

(j) ACES (Automatically Convertible Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACES pay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.

(k) At March 31, 1999, the cost of securities purchased, including interest purchased, on a when-issued basis was $631,357,248.

(l) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

AMBAC    --    American Municipal Bond Association Corporation

MBIA     --    Municipal Bond Investors Assurance

(m) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.

(n) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(o) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
This security has been determined to be liquid under guidelines established by the board.

(p) At March 31, 1999, the cost of securities for federal income tax purposes was approximately $5,070,512,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                         $508,254,000
Unrealized depreciation                                        (131,914,000)
                                                               ------------
Net unrealized appreciation                                     $376,340,000

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